Changes in accumulated Other Comprehensive Income by Component Reclassification (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Income (Expense), Net	$ (19,536)	$ (18,882)	$ (84,748)	$ (83,686)	$ (86,785)
Provision (benefit) for taxes	19,199	27,719	(1,112)	(71,418)	$ (22,192)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Provision (benefit) for taxes	(347)	(371)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Provision (benefit) for taxes	(347)	(371)	(1,484)	(1,361)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Income (Expense), Net	2,365	2,365	9,459	8,671
Gains and Losses on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,018	$ 1,994	$ 7,975	$ 7,310